United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  x ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:		181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	February 28, 2000

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 1999

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$3,362,368

List of other included managers:
None

    Form 13F Information Table
                                  Title of            Value Shares/ Sh PutInvstmt Other    Voting Authority
Name of Issuer                    Class    Cusip      X$1000Prn Amt PrnCalDscretn Managers SoleShared  None
7-Eleven                          Common   817826100     775  435000         X              X
American General Corporation      Common   026351106     869   11450         X              X
American Home Products            Common   026609107     471   12000         X              X
American International            Common   02687410     8139   75273         X              X
AMR Corp.                         Common   00176511     1092   16300         X              X
AT&T                              Common   00195710      530   10425         X              X
Banc One                          Common   05943810      359   11230         X              X
Bell Atlantic                     Common   07785310      329    5346         X              X
BP Amoco PLC                      Common   05562210      314    5292         X              X
Bristol Meyers Squibb             Common   11012108      528    8228         X              X
Carlisle Companies, Inc.          Common   142539100    1069   29700         X              X
Cendant Corporation               Common   15131310     2043   76900         X              X
Champion Int'l                    Common   158525105     793   12800         X              X
Cinergy                           Common   17247410      385   16100         X              X
Daimler Chrysler                  Common   d1668r12      688    8816         X              X
Delphi Automotive Systems Corp.   Common   24712610     2103  133551         X              X
Delta Air Lines, Inc.             Common   24736110     2666   53525         X              X
Devon Energy Inc.                 Common   251799102     468   14225         X              X
Diamond Offshore Drilling, Inc.   Common   25271c10      549   17950         X              X
Du Pont E.I. De Nemours & Co.     Common   263534109     205    3107         X              X
Eastman Chemical Company          Common   277432100     201    4209         X              X
Exxon                             Common   302290101    3231   40103         X              X
Fleet Boston Financial Corp.      Common   33903010      308    8850         X              X
Franchise Finance Corp. Of AmericaCommon   35180710      620   25900         X              X
General Electric                  Common   369604103    2244   14500         X              X
General Motors                    Common   370442955    4884   67196         X              X
GTE Corp.                         Common   36232010     2170   30750         X              X
Homestake Mining Del              Common   43761410     1622  207650         X              X
Household International           Common   441815107    2320   62275         X              X
Int'l Bus Machines                Common   459200101     721    6681         X              X
ITT Industries                    Common   45091110      509   15225         X              X
Kansas City Power & Light         Common   48513410      460   20850         X              X
Kaufman & Broad Home Corp.        Common   486168107     795   32875         X              X
LTV Corp.                         Common   50192110     1545  374600         X              X
Mediaone Group, Inc.              Common   58440j10      312    4061         X              X
Mellon Bank Corp                  Common   585509102    1924   56490         X              X
Merck & Company                   Common   589331107    1518   22580         X              X
Navistar International            Common   63934e108    6468  137625         X              X
Nisource Inc.                     Common   65473P10      926   51800         X              X
Norfolk Southern                  Common   655844108     242   11799         X              X
PCS Group                         Common   85206150      237    2311         X              X
PP & L Resources, Inc             Common   69351T10      245   10720         X              X
PepsiCo                           Common   71344810      264    7482         X              X
Philip Morris Inc.                Common   718154107    1206   52434         X              X
Phillips Petroleum                Common   71850710      846   18000         X              X
Potash Corp. Saskatchewan         Common   73755407      361    7500         X              X
Public Service Enterprise Grp     Common   74456710      320    9200         X              X
Quantum - Hard Drive              Common   74790630      253   36425         X              X
Quantum - Storage Systems         Common   74790620     1336   88300         X              X
Rowan Cos. Inc.                   Common   77938210     1556   71750         X              X
SBC Communications                Common   78387G10      332    6807         X              X
Simpson Industries                Common   829060102     804   71500         X              X
Southdown, Inc.                   Common   841297104    1395   27025         X              X
Southwestern Energy Company       Common   04121310      660  100550         X              X
Sprint Corp.                      Common   852061102     622    9246         X              X
Texaco                            Common   88169410     1750   32225         X              X
Texaco Utilities                  Common   88284810     4317  121400         X              X
The Timken Company                Common   88738904     3554  173920         X              X
Time Warner, Inc.                 Common   88722410      265    3660         X              X
TransCanada Pipelines LTD         Common   893526103     283   32300         X              X
Trinity Industries                Common   89652210     2852  100305         X              X
Tyco Int'l  LTD New               Common   902128107    2098   53800         X              X
USX-U.S. Steel Group              Common   903371107    2239   67850         X              X
Unisys Corp.                      Common   90921410      348   10900         X              X
Utilicorp United                  Common   918005109     306   15750         X              X
Washington Mutual Inc.            Common   93933450     2168   83771         X              X